General Information (Details) - shares				12 Months Ended
	Feb. 05, 2024	Oct. 06, 2023	May 26, 2023	Jun. 30, 2024
General Information [Line Items]
Equity interest		100.00%	51.00%
USD [Member]
General Information [Line Items]
Exchange rate				1
RM [Member]
General Information [Line Items]
Exchange rate				4.722
ARB IOT Group Limited [Member] | Ordinary shares [member]
General Information [Line Items]
Ordinary shares	17,496,142
Equity interest	66.18%
ARB Berhad [Member]
General Information [Line Items]
Equity interest				28.38%
Distributable shares	14
ARB Berhad [Member] | Ordinary shares [member]
General Information [Line Items]
Ordinary shares	1,000			7,503,858